As filed with the Securities and Exchange Commission on December 18, 2019
1933 Act Registration No. 333-125790
1940 Act Registration No. 811-09241
CIK No. 0001080299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 37
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 72
Lincoln Life Flexible Premium Variable Life Account S
(Exact Name of Registrant)
Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Scott C. Durocher
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2018 was filed March 26, 2019.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on _______, 2019 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ______, 2019 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be ______, 2019.

Supplement Dated December 18, 2019
To the Product Prospectuses dated May 1, 2019 for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment® VUL	Lincoln CVUL Series III Elite
Lincoln Corporate ExecSM VUL Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective February 10, 2020, the following fund will be available as a new investment option under your Policy:

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Western Asset Core Bond Fund (Standard Class): The investment seeks to maximize total return, consistent with prudent investment management and liquidity needs.

Effective February 10, 2020, the following Trust and funds will be available as new investment options under your Policy:

Northern Lights Variable Trust, advised by Valmark Advisers, Inc.
•	TOPS® Aggressive ETF Portfolio (Class 2 Shares): The investment seeks capital appreciation.
•	TOPS® Balanced ETF Portfolio (Class 2 Shares): The investment seeks income and capital appreciation.
•	TOPS® Conservative ETF Portfolio (Class 2 Shares): The investment seeks to preserve capital and provide moderate income and moderate capital appreciation.
•	TOPS® Growth ETF Portfolio (Class 2 Shares): The investment seeks capital appreciation.
•	TOPS® Moderate Growth ETF Portfolio (Class 2 Shares): The investment seeks capital appreciation.

Funds Participation Agreements. Northern Lights Variable Trust will be added to current list of trusts or corporations which make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs.

Please retain this Supplement for future reference.

PART A

The Prospectuses for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL is incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-125790) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART B

The Statement of Additional Information for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account S, is incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-125790) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-04999) filed on September 24, 1996.
(b)	Commission Schedule for Variable Life Policies incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
(c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)	Amendment Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)	Form of Broker-Dealer Selling Agreement among the Lincoln National Life Insurance company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)	(1)	Policy Form LN939incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125790) filed on June 14, 2005.
(2)	Load Amortization Rider—LR853incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125790) filed on June 14, 2005.
(3)	Term Insurance Rider—LR526 incorporated by reference to Initial Registration Statement on Form N-6 (File 333-104719) filed on April 24, 2003.
(4)	Enhanced Surrender Value Rider—LR529incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.
(5)	Adjustable Benefit Enhancement Rider—LR790incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.
(6)	Alternative Policy Loan Rider—LR791 incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-104719) filed on May 10, 2005.
(7)	Surrender Value and Loan Spread Enhancement Rider—LR793incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-125790) filed on April 3, 2012.
(8)	Customized Benefit Enhancement Rider—LR797 incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-125790) filed on September 19, 2012.
(9)	Earnings Stabilization Rider—LR798 incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-125790) filed on October 18, 2013.
(e)	(1)	Application Part I—B58 (LCV5)incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009and B65 (LCCVUL) incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(2)	Application Part II (Corporate/Individual Owner)—B59 (LCV5)incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009 and B66 (LCCVUL) incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(3)	Consent Forms B10457 and B10458 (LCV5) incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009and B10493 and B10494 (LCCVUL) incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.

(f)	(1)	Articles of Incorporation of The Lincoln National Life Insurance Company incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-27783) filed on December 5, 1996.
(2)	Bylaws of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)	Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2)	AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3)	American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)	American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(5)	BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(a)	Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6)	Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7)	Deutsche Investments VIT Funds incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(8)	Deutsche Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(9)	Eaton Vance Variable Trust incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193272) filed on May 16, 2014.
(10)	Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(11)	Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(12)	Goldman Sachs Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(13)	Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193272) filed on May 16, 2014.
(a)	Amendment incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-6 (File No. 333-125790) filed on April 17, 2017.
(14)	Janus Aspen Series incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(15)	JPMorgan Insurance Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(16)	Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(17)	Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(18)	M Fund, Inc. incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(19)	MFS Variable Insurance Trust I, II, III incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)	Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(20)	Neuberger Berman Advisers Management Trust incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(21)	Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(22)	Oppenheimer Variable Account Funds incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(23)	PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(24)	Putnam Variable Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(25)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 26, 1996. (Fund Participation Agreement)
(a)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-04999) filed on April 3, 2003. (Amendment)
(b)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-04999) filed on April 6, 2011. (Amendment dated February 9, 2011)
(c)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-04999) filed on April 6, 2012. (Amendment dated October 10, 2011)
(d)	Amendment dated March 24, 2014 incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 (File No. 333-125790) filed on April 1, 2015.
(26)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)
(a)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 27, 2011. (Amendment dated July 16, 2010)
(b)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)
(c)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-125790) filed on April 1, 2014. (Amendment dated November 11, 2013)
(i)	(1)	Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j)	Not applicable.
(k)	Opinion and Consent of Scott C. Durocher, Esquire (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. (Filed Herewith)
(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Proceduresincorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Leon E. Roday**	Executive Vice President and General Counsel
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Keith J. Ryan*	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 350 Church Street, Hartford, CT 06103
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 63 on Form N-4 (File No. 033-26032) filed on September 6, 2019.)
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln

Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Nancy A. Smith*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President, Chief Operating Officer
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
(c)	N/A
Item 31. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.
Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, (File No.: 333-125790; 811-09241; CIK: 0001080299) has duly caused this Post-Effective Amendment No. 37 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 18th day of December, 2019.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account S
(Registrant)

/s/ Douglas K. Noble
By _________________________________
Douglas K. Noble
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Douglas K. Noble
By _________________________________
Douglas K. Noble
     Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration Statement (File No.: 333-125790; 811-09241; CIK: 0001080299) on Form N-6 has been signed below on December 18, 2019 by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature                                                                                    Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer and Director
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Leon E. Roday *
______________________________	Executive Vice President; General Counsel and Director
Leon E. Roday

/s/ Wilford H. Fuller*
______________________________                                         Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________                                        Vice President and Director
Keith J. Ryan

            /s/ Scott C. Durocher
* By ________________________________________
Scott C. Durocher
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement